Significant Transactions with Related Parties Included in the Determination of Net Income (Detail) In Millions	12 Months Ended
	Mar. 31, 2011 Housing Development Finance Corporation Limited Fees and commissions INR	Mar. 31, 2010 Housing Development Finance Corporation Limited Fees and commissions INR	Mar. 31, 2009 Housing Development Finance Corporation Limited Fees and commissions INR	Mar. 31, 2011 Housing Development Finance Corporation Limited Premises and equipment INR	Mar. 31, 2010 Housing Development Finance Corporation Limited Premises and equipment INR	Mar. 31, 2009 Housing Development Finance Corporation Limited Premises and equipment INR	Mar. 31, 2011 Others Fees and commissions INR	Mar. 31, 2010 Others Fees and commissions INR	Mar. 31, 2009 Others Fees and commissions INR	Mar. 31, 2011 Others Interest and Dividend revenue INR	Mar. 31, 2010 Others Interest and Dividend revenue INR	Mar. 31, 2009 Others Interest and Dividend revenue INR	Mar. 31, 2011 Others Premises and equipment INR	Mar. 31, 2010 Others Premises and equipment INR	Mar. 31, 2009 Others Premises and equipment INR	Mar. 31, 2011 Fees and commissions USD ($)	Mar. 31, 2011 Fees and commissions INR	Mar. 31, 2010 Fees and commissions INR	Mar. 31, 2009 Fees and commissions INR	Mar. 31, 2011 Interest and Dividend revenue USD ($)	Mar. 31, 2011 Interest and Dividend revenue INR	Mar. 31, 2010 Interest and Dividend revenue INR	Mar. 31, 2009 Interest and Dividend revenue INR	Mar. 31, 2011 Premises and equipment USD ($)	Mar. 31, 2011 Premises and equipment INR	Mar. 31, 2010 Premises and equipment INR	Mar. 31, 2009 Premises and equipment INR
Related Party Transaction [Line Items]
Related party transaction revenues	807.2	769.0	557.6				7,620.7	5,338.8	5,000.6	45.0	25.8	22.1				$ 189.2	8,427.9	6,107.8	5,558.2	$ 1.0	45.0	25.8	22.1
Related party transaction expenses				(17.3)	(8.5)	(6.9)							(12.6)	(13.7)	(7.6)									$ (0.7)	(29.9)	(22.2)	(14.5)